Note 13 - Retirement Plans -10-Q (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Company 401k Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0	$ 0